Document and Entity Information	May 13, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001267238
Document Type	8-K
Document Period End Date	May 13, 2021
Entity Registrant Name	Assurant, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-31978
Entity Tax Identification Number	39-1126612
Entity Address, Address Line One	28 Liberty Street
Entity Address, Address Line Two	41st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	859-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	AIZ
Security Exchange Name	NYSE
Senior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.25% Subordinated Notes due 2061
Trading Symbol	AIZN
Security Exchange Name	NYSE